Going Concern Evaluation	12 Months Ended
Dec. 31, 2025
Going concern [Abstract]
Disclosure of going concern [text block]
1.2 GOING CONCERN EVALUATION
On December 31, 2025, our cash and cash equivalents of ex-infrastructure project companies reached EUR 4,070 million. Ferrovial also has additional liquidity lines available in the amount of EUR 900 million related to corporate debt, and EUR 108 million related to other borrowings balances at December 31, 2025. It should also be noted that the Group’s short-term assets and liabilities, including cash and debt, show a positive balance at end-December 31, 2025. Ferrovial believes that this strong cash position should be sufficient to comply with its future obligations.
As in prior financial years, in order to conclude as to the Company’s capacity to continue as a going concern, the Group has analyzed future cash needs, focusing on the financial years 2026 and 2027, also including a pessimistic scenario with a series of stress assumptions regarding the Company's cash flow, most notably:
•Reduction in ordinary dividends from infrastructure project companies in 2026 and 2027 ( 50% in the case of Highways and all dividends in the case of energy and airports) and extraordinary dividends in Highways if applicable.
•Construction business cash flows for 2026 and 2027 reduction of 50% explained by worse working capital evolution and lower business profitability and no order book growth for Poland and USA in 2027.
•Elimination of the asset divestments expected for the period 2026-2027,
The conclusion drawn from the analysis demonstrates that, although the scenario would entail a deterioration of the Company’s cash position, cash resources would continue to be sufficient to meet commitments. Therefore, based on the available information, no material uncertainties have been identified with respect to events or conditions that could raise significant doubts regarding the Group's capacity to continue operating under the going concern principle for the twelve months following the date these financial statements are signed.